FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			99 Months Ended	105 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013
Balance	$ 630	$ 276	$ 276
Changes in values of liability related to stock option and warrants	(737)	58	418	120	95	(278)	(1,015)
Classification of liability award to equity as a result of expiration of the Most Favored Nation			141
Classification of warrants from liability to equity as a result of modification			35
Balance	1,831	923	630	276		630	1,831
Fair Value, Inputs, Level 3 [Member]
Balance	(630)	276	276
Changes in values of liability related to stock option and warrants	(737)		418
Expiration of deferred shares			128
Issuance of liability related to warrants	(464)		(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation			141
Classification of warrants from liability to equity as a result of modification			35
Balance	$ (1,831)		$ (630)			$ (630)	$ (1,831)